Offerings - Offering: 1	Mar. 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value New Israeli Shekel ("NIS") 0.10 per share ("Ordinary Shares"), reserved for issuance pursuant to the Allot Ltd. 2016 Incentive Compensation Plan (the "2016 Plan")
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	6.44
Maximum Aggregate Offering Price	$ 9,660,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,334.05
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such indeterminate number of Ordinary Shares as may be offered or issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions pursuant to the terms of the 2016 Plan. The number of Ordinary Shares being registered represents an increase to the number of shares available for issuance under the 2016 Plan as of January 1, 2026, as approved by the board of directors of Allot Ltd. The proposed maximum offering price per share and the proposed maximum aggregate offering price are calculated in accordance with Rule 457(h) and Rule 457(c) promulgated under the Securities Act, based on the average of the high and low prices (which was $6.59 and $6.29, respectively) of the registrant's Ordinary Shares on the Nasdaq Global Select Market on March 20, 2026.